Note 14 - Equity Compensation Plan - Nonvested Restricted Shares (Details) - Nonvested Restricted Stock [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Non-vested, January 1, 2017 (in shares) | shares	57,678
Non-vested, January 1, 2017 (in dollars per share) | $ / shares	$ 7.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares	57,678
Vested, Weighted average grant date fair value (in dollars per share) | $ / shares	$ 7.58
Non-vested, December 31, 2017 (in shares) | shares
Non-vested, December 31, 2017 (in dollars per share) | $ / shares